REVENUE	12 Months Ended
Dec. 31, 2020
Disclosure of revenue from contracts with customers [Abstract]
REVENUE	REVENUE
The following tables present the Company’s revenues disaggregated by type of contracts, by revenue source regarding the industry vertical of the client and by currency. The Company provides technology services to enterprises in a range of industry verticals including banks, financial services and insurance, media and entertainment, professional services, consumer, retail and manufacturing, technology and telecommunications, travel and hospitality and health care, among others. The Company understands that disaggregating revenues into these categories achieves the disclosure objective to depict how the nature, amount, timing, and uncertainty of revenues may be affected by economic factors. However, this information is not considered by the chief operating decision-maker to allocate resources and in assessing financial performance of the Company. As noted in the business segment reporting information in note 26, the Company operates in a single operating and reportable segment.

	For the year ended December 31,
By Industry vertical	2020	2019	2018
Banks, Financial Services and Insurance	193,364	143,788	114,439
Media and Entertainment	187,071	156,292	133,093
Consumer, Retail & Manufacturing	105,876	85,698	54,087
Professional Services	103,133	73,282	52,318
Technology & Telecommunications	96,643	88,183	67,310
Travel & Hospitality	67,634	92,773	89,212
Health Care	53,781	—	—
Other Verticals	6,637	19,309	11,851
TOTAL	814,139	659,325	522,310

	For the year ended December 31,
By Currency(*)	2020	2019	2018
United States dollar (USD)	699,769	563,747	447,314
European euro (EUR)	35,454	28,237	30,087
Pound sterling (GBP)	1,331	3,012	6,550
Argentine peso (ARS)	33,594	26,948	20,651
Mexican peso (MXN)	21,624	19,939	11,711
Colombian peso (COP)	7,791	6,831	4,068
Brazilian real (BRL)	10,795	8,030	46
Others	3,781	2,581	1,883
TOTAL	814,139	659,325	522,310

(*) Billing currency.

	For the year ended December 31,
By Contract Type	2020	2019	2018
Time and material contracts	698,943	544,131	431,295
Fixed-price contracts	107,033	106,386	90,980
Subscription resales	8,156	8,525	—
Others	7	283	35
TOTAL	814,139	659,325	522,310